INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2020
Income Before Income Taxes	Income before income taxes consisted of:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Non - PRC	(656)	(3,332)	(12,574)
PRC	15,438	29,131	26,726

	14,782	25,799	14,152

Current and Deferred Components of Income Tax Expense
The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Current tax expense s	5,717	7,060	10,543
Deferred tax (benefit) expense s	(3,410)	1,061	(5,083)

	2,307	8,121	5,460

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations
The reconciliation of the effective tax rate and the statutory income tax rate applicable to the
PRC operations is as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
Income before taxes	14,782	25,799	14,152

Income tax expense s computed at applicable tax rates of 25%	3,696	6,450	3,538
Effect of different tax rates in different jurisdictions	770	704	3,010
Non-deductible expenses	152	1,059	1,362
Effect of tax holidays	(2,610)	(1,934)	(2,148)
Effect of valuation allowances	285	1,232	184
Withholding tax on undistributed earnings	313	689	141
Income tax reversal	(299)	(79)	(627)

	2,307	8,121	5,460

Effective income tax rate	15.61%	31.48%	38.58%

Aggregate Amount and per Share Effect of Tax Holidays
The aggregate amount and per share effect of the tax holidays are as follows:

	For the years ended September 30,
	2018	2019	2020
	US$	US$	US$
The aggregate amount of tax holidays	2,610	1,934	2,148

The aggregate increase on basic and diluted net income per share:
- Basic	0.02	0.01	0.02

- Diluted	0.02	0.01	0.02

Components of Deferred Taxes	The components of deferred taxes are as follows:

	As of September 30,
	2019	2020
	US$	US$
Deferred tax assets
Advertising expenses carry-forwards	—	1,652
Accrued expenses	984	1,618
Allowance for doubtful accounts	1,031	1,073
Impairment loss from long-term investments	1,178	1,472
Property, plant and equipment	103	104
Net operating loss carry-forwards	2,811	4,585

	6,107	10,504
Less: valuation allowance	(2,242)	(2,616)

Total deferred tax assets	3,865	7,888
Deferred tax assets, net	3,865	5,690

Deferred tax liabilities
Intangible assets	7,085	5,488
Withholding tax on undistributed earnings	3,556	133
Unrealized gain on available-for-sale investments	647	760
Capitalized commission fees	1,407	1,905

Total deferred tax liabilities	12,695	8,286
Deferred tax liabilities, net	12,695	6,088

Reconciliation of Accrued Unrecognized Tax Benefits
Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
US$
Balance as of September 30, 2018	158
Foreign currency adjustment	(6)

Balance as of September 30, 2019	152
Foreign currency adjustment	8

Balance as of September 30, 2020	160